Income tax expense and other taxes - Summary of assets and liabilities for taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax expense [abstract]
Current income tax - assets	$ 44,681	$ 99,973
Other current taxes
Current VAT – assets	36,403	90,955
Other taxes current	30,701	7,791
Total other current taxes	67,104	98,746
Total current tax - assets	111,785	198,719
Non-current income tax – assets		1
Total tax - assets	111,785	198,720
Current income tax - liabilities	$ (54,738)	$ (26,421)